Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 447	$ 1,017	$ 17	$ 17	$ 1,498
United States (U.S.) | New Mexico
Total		699	11	$ 17	727
United States (U.S.) | North Dakota
Total		257	2		259
United States (U.S.) | Wyoming
Total		52	2		54
United States (U.S.) | Oklahoma
Total		$ 9	$ 2		11
United States (U.S.) | Corporate entity-level
Total	$ 447				$ 447